Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of authorized capital	Authorized capital consisted of the following:

	As of December 31,
	2012	2013
Issued and outstanding	15,038,483	15,555,131
Reserved for stock option plans	4,617,834	4,101,186
Total	19,656,317	19,656,317